INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income taxes statutory rates

	2014	2013

Loss before income taxes	$(157,730)	$(679,789)

Expected income tax (recovery) at statutory tax rates	$(54,000)	$(231,000)
Permanent differences	(2,000)	-
Valuation allowance	56,000	231,000

Income tax recovery	$-	$-

Schedule of Deferred Tax Assets

	2014	2013

Deferred tax assets:
Net operating loss carry-forwards	359,000	303,000

Unrecognized deferred tax assets	$359,000	$303,000